SCHEDULE OF INVESTMENTS
Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value

U.S. 10-Year Treasury Note June Futures:
Put $136.00, Expires 7-24-20	18	1,800	$1
Put $136.50, Expires 7-24-20	18	1,800	1

TOTAL PURCHASED OPTIONS – 0.0%	$2
(Cost: $16)

CORPORATE DEBT SECURITIES	Principal
Netherlands
Energy – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	$261	262

Total Netherlands - 0.3%	$262

TOTAL CORPORATE DEBT SECURITIES – 0.3%	$262
(Cost: $262)

OTHER GOVERNMENT SECURITIES(A)
Brazil – 9.5%
Brazil Letras do Tesouro Nacional:
0.000%, 7-1-21(B)(C)	BRL1,550	278
0.000%, 1-1-22(B)(C)	2,000	352
0.000%, 7-1-22(B)(C)	2,100	360
0.000%, 7-1-23(B)(C)	10,019	1,608
0.000%, 1-1-24(B)(C)	5,000	772
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-23(C)	12,700	2,653
10.000%, 1-1-25(C)	8,289	1,784
10.000%, 1-1-27(C)	1,400	305
6.000%, 8-15-28(C)	1,473	1,102
6.000%, 5-15-35(C)	570	433

9,647

Chile – 2.3%
Chile Bonos Tesoreria:
4.500%, 3-1-21(C)	CLP410,000	513
4.500%, 3-1-26(C)	120,000	171
4.700%, 9-1-30(C)	140,000	206
5.000%, 3-1-35(C)	480,000	739
6.000%, 1-1-43(C)	380,000	694

2,323

China – 4.6%
China Government Bond:
3.190%, 4-11-24(C)	CNH12,680	1,837
3.220%, 12-6-25(C)	4,300	623
3.250%, 6-6-26(C)	5,690	827
3.120%, 12-5-26(C)	6,800	977
3.250%, 11-22-28(C)	2,420	350

		4,614

Columbia – 4.6%
Colombian TES:
7.000%, 5-4-22(C)	COP1,047,600	298
10.000%, 7-24-24(C)	603,200	197
6.250%, 11-26-25(C)	331,400	96
7.500%, 8-26-26(C)	1,993,600	604
5.750%, 11-3-27(C)	1,476,900	395
6.000%, 4-28-28(C)	2,837,500	767
7.750%, 9-18-30(C)	2,396,000	698
7.000%, 6-30-32(C)	2,136,400	583
7.250%, 10-18-34(C)	2,830,600	783
Republic of Columbia 3.125%, 4-15-31	$200	198

		4,619

Czech Republic – 3.6%
Czech Republic Government Bond:
2.400%, 9-17-25(C)	CZK5,900	272
1.000%, 6-26-26(C)	22,590	973
0.250%, 2-10-27(C)	3,900	160
2.500%, 8-25-28(C)	7,360	353
2.750%, 7-23-29(C)	11,470	569
0.950%, 5-15-30(C)	18,520	790
2.000%, 10-13-33(C)	10,450	499

		3,616

Hungary – 4.0%
Hungary Government Bond:
6.000%, 11-24-23(C)	HUF132,520	490
2.500%, 10-24-24(C)	306,620	1,026
5.500%, 6-24-25(C)	261,910	1,000
1.000%, 11-26-25(C)	68,370	213
2.750%, 12-22-26(C)	112,300	383
6.750%, 10-22-28(C)	87,140	381
3.000%, 8-21-30(C)	108,770	372
3.000%, 10-27-38(C)	63,000	205

		4,070

Indonesia – 9.1%
Indonesia Government Bond:
6.500%, 6-15-25(C)	IDR6,734,000	470
7.250%, 2-15-26(C)	7,060,000	505
8.375%, 9-15-26(C)	13,439,000	1,014
6.125%, 5-15-28(C)	9,475,000	621
9.000%, 3-15-29(C)	17,981,000	1,393
8.250%, 5-15-29(C)	2,683,000	200
8.750%, 5-15-31(C)	27,690,000	2,103
9.500%, 7-15-31(C)	290,000	23
6.625%, 5-15-33(C)	12,280,000	784
8.375%, 3-15-34(C)	23,090,000	1,699
9.500%, 5-15-41(C)	1,307,000	104
6.375%, 4-15-42(C)	658,000	38
8.750%, 2-15-44(C)	3,653,000	273

		9,227

Malaysia – 4.7%
Malaysia Government Bond:
4.392%, 4-15-26(C)	MYR236	60
3.900%, 11-30-26(C)	900	224
3.899%, 11-16-27(C)	7,277	1,820
3.733%, 6-15-28(C)	1,820	449
4.498%, 4-15-30(C)	1,118	292
4.232%, 6-30-31(C)	4,200	1,072
4.127%, 4-15-32(C)	681	172
3.844%, 4-15-33(C)	1,511	371
4.935%, 9-30-43(C)	760	203
4.736%, 3-15-46(C)	200	52
4.921%, 7-6-48(C)	273	73

		4,788

Mexico – 3.7%
Mexican Bonos:
8.500%, 5-31-29(C)	MXN6,760	348
7.750%, 5-29-31(C)	980	48
10.000%, 11-20-36(C)	5,300	311
8.500%, 11-18-38(C)	7,653	395
7.750%, 11-13-42(C)	44,900	2,134
8.000%, 11-7-47(C)	9,350	456

		3,692

Peru – 4.3%
Republic of Peru:
5.700%, 8-12-24(C)	PEN2,516	825
6.350%, 8-12-28(C)	3,205	1,072
5.940%, 2-12-29(C)(D)	1,874	611
6.950%, 8-12-31(C)	1,386	476
5.400%, 8-12-34(C)(D)	1,056	314
6.900%, 8-12-37(C)	2,157	732
6.850%, 2-12-42(C)	906	301

		4,331

Philippines – 0.4%
Republic of Philippines:
4.950%, 1-15-21(C)	PHP10,000	202
6.250%, 1-14-36(C)	10,000	247

		449

Poland – 3.6%
Poland Government Bond:
2.250%, 4-25-22(C)	PLN3,000	788
5.750%, 9-23-22(C)	1,700	483
2.500%, 4-25-24(C)	2,658	724
3.250%, 7-25-25(C)	1,985	564
2.500%, 7-25-27(C)	2,422	668
2.750%, 4-25-28(C)	1,649	463

		3,690

Romania – 1.9%
Romania Government Bond:
5.950%, 6-11-21(C)	RON20	5
5.850%, 4-26-23(C)	3,700	913
3.250%, 4-29-24(C)	3,080	707
5.800%, 7-26-27(C)	560	146
5.000%, 2-12-29(C)	505	126
3.650%, 9-24-31(C)	225	49

		1,946

Russia – 11.1%
Russia Government Bond:
7.500%, 8-18-21(C)	RUB17,351	252
7.000%, 1-25-23(C)	17,985	267
7.000%, 8-16-23(C)	124,796	1,868
7.400%, 7-17-24(C)	30,000	459
7.100%, 10-16-24(C)	20,000	304
4.500%, 7-16-25(C)	62,817	855
7.150%, 11-12-25(C)	29,902	458
8.150%, 2-3-27(C)	102,823	1,665
6.000%, 10-6-27(C)	24,057	348
7.050%, 1-19-28(C)	119,566	1,833
6.900%, 5-23-29(C)	20,755	315
8.523%, 9-17-31(C)	25,000	424
7.700%, 3-23-33(C)	68,956	1,109
7.250%, 5-10-34(C)	39,096	610
7.700%, 3-16-39(C)	27,797	457

		11,224

South Africa – 7.5%
Republic of South Africa:
10.500%, 12-21-26(C)	ZAR27,193	1,787
8.000%, 1-31-30(C)	22,841	1,216
7.000%, 2-28-31(C)	9,000	426
8.250%, 3-31-32(C)	4,534	228
8.875%, 2-28-35(C)	11,158	553
6.250%, 3-31-36(C)	10,488	401
8.500%, 1-31-37(C)	13,519	630
9.000%, 1-31-40(C)	1,125	54
6.500%, 2-28-41(C)	10,840	397
8.750%, 1-31-44(C)	17,250	784
8.750%, 2-28-48(C)	25,049	1,137

		7,613

Thailand – 8.3%
Thailand Government Bond:
2.400%, 12-17-23(C)	THB58,318	2,002
3.850%, 12-12-25(C)	12,850	481
2.875%, 12-17-28(C)	24,048	882
1.600%, 12-17-29(C)	27,000	904
3.650%, 6-20-31(C)	4,100	162
3.775%, 6-25-32(C)	2,966	120
1.600%, 6-17-35(C)	6,933	226
3.400%, 6-17-36(C)	4,601	186
3.300%, 6-17-38(C)	64,927	2,608
2.875%, 6-17-46(C)(E)	5,000	190
1.875%, 6-17-49(C)	18,800	585

		8,346

Turkey – 1.8%
Turkey Government Bond:
12.200%, 1-18-23(C)	TRY6,392	988
10.600%, 2-11-26(C)	889	128
11.000%, 2-24-27(C)	626	89
10.500%, 8-11-27(C)	2,673	372
12.400%, 3-8-28(C)	1,497	228

		1,805

Ukraine – 0.6%
Ukraine Government Bond:
11.670%, 11-22-23(C)	UAH7,894	299
7.750%, 9-1-25	$123	128
0.000%, 5-31-40(B)	191	176

		603

Uruguay – 0.2%
Republica Orient Uruguay:
9.875%, 6-20-22(C)	UYU5,281	124
8.500%, 3-15-28(C)	4,137	89

		213

TOTAL OTHER GOVERNMENT SECURITIES – 85.8%		$86,816
(Cost: $89,163)

SHORT-TERM SECURITIES	Shares
Money Market Funds(F) – 9.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	9,745	9,745
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(G)	160	160

		9,905

	Principal

Treasury Bills(H) – 1.1%
Egypt Government Treasury Bills:
12.710%, 12-1-20(C)	EGP9,200	541
12.420%, 9-15-20(C)	8,775	530

		1,071

TOTAL SHORT-TERM SECURITIES – 10.9%		$10,976
(Cost: $10,974)

TOTAL INVESTMENT SECURITIES – 97.0%		$98,056
(Cost: $100,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES(I)(J)(K) – 3.0%		3,007

NET ASSETS – 100.0%		$101,063

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(B)	Zero coupon bond.
(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNH - Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, EGP - Egypt Pound, EUR - Euro, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UAH - Ukraine Hryvnia, UYU - Uruguay Peso and ZAR - South African Rand).

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $925 or 0.9% of net assets.

(E)	All or a portion of securities with an aggregate value of $152 are on loan.
(F)	Rate shown is the annualized 7-day yield at June 30, 2020.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the yield to maturity at June 30, 2020.
(I)	Cash of $61 has been pledged as collateral on open futures contracts.
(J)	Cash of $830 has been pledged as collateral on OTC forward foreign currency contracts.
(K)	Cash of $2,161 has been pledged as collateral on centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at June 30, 2020:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Republic of Turkey	(1.000%)	6-20-25	300	$50	$63	$(13)
Republic of Turkey	(1.000%)	6-20-25	200	33	43	(10)
				$83	$106	$(23)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at June 30, 2020:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Federation of Malaysia	1.000%	12-20-24	1.114%	1,000	$15	$19	$(4)
Petroleo Brasileiro S.A.	1.000%	6-20-25	4.691	152	(17)	(23)	6
Petroleo Brasileiro S.A.	1.000%	6-20-25	4.691	76	(9)	(12)	3
Petroleo Brasileiro S.A.	1.000%	6-20-25	4.691	173	(20)	(24)	4
					$(31)	$(40)	$9

The following over the counter credit default swaps - buy protection(1) were outstanding at June 30, 2020:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	157	$(3)	$(3)	$—*
Federation of Malaysia	Goldman Sachs International	(1.000%)	6-20-24	396	(7)	(6)	(1)
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	99	(2)	(2)	—*
Federation of Malaysia	Barclays Bank plc	(1.000%)	6-20-24	30	(1)	(1)	—*
Federation of Malaysia	Goldman Sachs International	(1.000%)	12-20-24	800	(12)	(16)	4
Federation of Malaysia	Barclays Bank plc	(1.000%)	12-20-24	189	(3)	(4)	1
					$(28)	$(32)	$4

The following over the counter credit default swaps - sold protection(3) were outstanding at June 30, 2020:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Ukraine	Barclays Bank plc	5.000%	6-20-25	7.432%	400	$(9)	$(23)	$14
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	6-20-24	0.806	460	7	6	1
State of Qatar	Barclays Bank plc	1.000%	6-20-24	0.806	440	7	6	1
State of Qatar	Goldman Sachs International	1.000%	12-20-24	0.904	800	12	16	(4)
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	12-20-24	0.904	189	3	4	(1)
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6-20-24	1.196	212	1	3	(2)
Kingdom of Saudi Arabia	JPMorgan Chase Bank N.A.	1.000%	6-20-24	1.196	188	1	3	(2)
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6-24-24	1.196	188	1	3	(2)
Kingdom of Saudi Arabia	Barclays Bank plc	1.000%	6-20-24	1.196	212	1	3	(2)

						$24	$21	$3

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Polish Zloty	5,126	U.S. Dollar	1,308	7-1-20	Barclays Capital, Inc.	$13	$—
Hungarian Forint	295,259	U.S. Dollar	971	7-3-20	Barclays Capital, Inc.	34	—
Indian Rupee	24,900	U.S. Dollar	329	7-3-20	Barclays Capital, Inc.	—	—*
U.S. Dollar	102	Russian Ruble	7,183	7-3-20	Barclays Capital, Inc.	—	1
Peruvian New Sol	750	U.S. Dollar	220	7-6-20	Barclays Capital, Inc.	9	—
U.S. Dollar	1,174	Peruvian New Sol	4,148	7-6-20	Barclays Capital, Inc.	—	3
Russian Ruble	53,283	U.S. Dollar	723	7-7-20	Barclays Capital, Inc.	—	26
U.S. Dollar	663	Russian Ruble	46,400	7-7-20	Barclays Capital, Inc.	—	12
South African Rand	548	U.S. Dollar	32	7-8-20	Barclays Capital, Inc.	—	—*
U.S. Dollar	1,730	Chinese Yuan Renminbi	12,250	7-8-20	Barclays Capital, Inc.	1	—
U.S. Dollar	329	Czech Koruna	7,736	7-8-20	Barclays Capital, Inc.	—	3
U.S. Dollar	840	Romanian Leu	3,613	7-8-20	Barclays Capital, Inc.	—	1
U.S. Dollar	116	Russian Ruble	8,100	7-8-20	Barclays Capital, Inc.	—	2
Mexican Peso	32,083	U.S. Dollar	1,341	7-14-20	Barclays Capital, Inc.	—	52
U.S. Dollar	398	South African Rand	6,989	7-14-20	Barclays Capital, Inc.	4	—
Peruvian New Sol	4,148	U.S. Dollar	1,173	7-16-20	Barclays Capital, Inc.	3	—
U.S. Dollar	633	Russian Ruble	44,400	7-16-20	Barclays Capital, Inc.	—	10
U.S. Dollar	647	South Korean Won	780,000	7-16-20	Barclays Capital, Inc.	3	—
South African Rand	11,300	U.S. Dollar	653	7-17-20	Barclays Capital, Inc.	3	—

Euro	2,931	Hungarian Forint	1,011,516	7-22-20	Barclays Capital, Inc.	—	86
Euro	590	U.S. Dollar	661	7-22-20	Barclays Capital, Inc.	—	2
South African Rand	5,056	U.S. Dollar	288	7-22-20	Barclays Capital, Inc.	—	2
U.S. Dollar	1,320	Japanese Yen	141,000	7-22-20	Barclays Capital, Inc.	—	14
South African Rand	15,264	U.S. Dollar	883	7-23-20	Barclays Capital, Inc.	6	—
U.S. Dollar	554	Mexican Peso	12,664	7-28-20	Barclays Capital, Inc.	—	5
Indonesian Rupiah	5,800,000	U.S. Dollar	398	8-3-20	Barclays Capital, Inc.	1	—
U.S. Dollar	1,044	Chinese Yuan Renminbi	7,400	8-3-20	Barclays Capital, Inc.	1	—
U.S. Dollar	328	Indian Rupee	24,900	8-3-20	Barclays Capital, Inc.	—*	—
Colombian Peso	450,000	U.S. Dollar	114	8-4-20	Barclays Capital, Inc.	—	6
South African Rand	1,900	U.S. Dollar	111	8-4-20	Barclays Capital, Inc.	2	—
U.S. Dollar	299	Romanian Leu	1,296	8-5-20	Barclays Capital, Inc.	1	—
Euro	889	Hungarian Forint	307,000	8-11-20	Barclays Capital, Inc.	—	26
Hungarian Forint	204,719	Euro	580	8-11-20	Barclays Capital, Inc.	3	—
Hungarian Forint	120,274	U.S. Dollar	393	9-3-20	Barclays Capital, Inc.	11	—
Mexican Peso	11,100	U.S. Dollar	497	9-3-20	Barclays Capital, Inc.	18	—
Egypt Pound	10,700	U.S. Dollar	611	12-16-20	Barclays Capital, Inc.	—	23
Japanese Yen	140,000	U.S. Dollar	1,310	7-1-20	Citibank N.A.	13	—
Polish Zloty	2,990	U.S. Dollar	740	7-1-20	Citibank N.A.	—	16
U.S. Dollar	261	Polish Zloty	1,026	7-1-20	Citibank N.A.	—	1
Brazilian Real	6,830	U.S. Dollar	1,372	7-2-20	Citibank N.A.	116	—
Hungarian Forint	98,796	U.S. Dollar	296	7-3-20	Citibank N.A.	—	18
U.S. Dollar	1,005	South African Rand	17,451	7-3-20	Citibank N.A.	1	—
U.S. Dollar	650	Chinese Yuan Renminbi	4,600	7-6-20	Citibank N.A.	—*	—
Colombian Peso	630,000	U.S. Dollar	170	7-7-20	Citibank N.A.	2	—
U.S. Dollar	531	Colombian Peso	2,140,000	7-7-20	Citibank N.A.	38	—
Australian Dollar	3,150	U.S. Dollar	2,012	7-8-20	Citibank N.A.	—	162
Chinese Yuan Renminbi	2,200	U.S. Dollar	310	7-8-20	Citibank N.A.	—	1
Czech Koruna	6,600	U.S. Dollar	279	7-8-20	Citibank N.A.	—*	—
Euro	1,181	Czech Koruna	32,198	7-8-20	Citibank N.A.	31	—
U.S. Dollar	1,932	Australian Dollar	3,150	7-8-20	Citibank N.A.	241	—
U.S. Dollar	596	Czech Koruna	14,096	7-8-20	Citibank N.A.	—	2
Chilean Peso	82,000	U.S. Dollar	98	7-9-20	Citibank N.A.	—	2
U.S. Dollar	113	Chinese Yuan Renminbi	800	7-9-20	Citibank N.A.	—*	—
U.S. Dollar	672	cu	2,640	7-10-20	Citibank N.A.	—	4
U.S. Dollar	1,033	Polish Zloty	4,360	7-10-20	Citibank N.A.	69	—
U.S. Dollar	329	Indian Rupee	24,900	7-13-20	Citibank N.A.	1	—
South African Rand	6,515	U.S. Dollar	353	7-14-20	Citibank N.A.	—	22
Chilean Peso	517,000	U.S. Dollar	659	7-15-20	Citibank N.A.	29	—
Egyptian Pound	5,310	U.S. Dollar	312	7-15-20	Citibank N.A.	—	16
U.S. Dollar	681	Chilean Peso	527,000	7-15-20	Citibank N.A.	—	39
U.S. Dollar	1,207	Canadian Dollar	1,700	7-16-20	Citibank N.A.	45	—
U.S. Dollar	1,329	South Korean Won	1,597,000	7-16-20	Citibank N.A.	—*	—
U.S. Dollar	600	Colombian Peso	2,250,000	7-17-20	Citibank N.A.	—	2
Australian Dollar	1,930	U.S. Dollar	1,333	7-20-20	Citibank N.A.	1	—
Chilean Peso	1,437,827	U.S. Dollar	1,704	7-20-20	Citibank N.A.	—	47
U.S. Dollar	609	Chilean Peso	523,000	7-20-20	Citibank N.A.	28	—
U.S. Dollar	168	Israeli Shekel	600	7-20-20	Citibank N.A.	5	—
Turkish New Lira	2,150	U.S. Dollar	292	7-22-20	Citibank N.A.	—	20
U.S. Dollar	784	Chilean Peso	602,000	7-22-20	Citibank N.A.	—	50
U.S. Dollar	1,288	Japanese Yen	137,000	7-22-20	Citibank N.A.	—	18
U.S. Dollar	319	South African Rand	6,123	7-23-20	Citibank N.A.	33	—
Singapore Dollar	890	U.S. Dollar	638	7-27-20	Citibank N.A.	—	1
U.S. Dollar	133	Turkish New Lira	961	7-29-20	Citibank N.A.	6	—
Colombian Peso	5,990,000	U.S. Dollar	1,589	8-5-20	Citibank N.A.	—	—*
U.S. Dollar	668	Colombian Peso	2,500,000	8-5-20	Citibank N.A.	—	5
Turkish New Lira	5,556	U.S. Dollar	738	8-7-20	Citibank N.A.	—	65
U.S. Dollar	317	Turkish New Lira	2,210	8-7-20	Citibank N.A.	2	—
Colombian Peso	1,250,000	U.S. Dollar	316	8-11-20	Citibank N.A.	—	16
Hungarian Forint	399,612	Euro	1,135	8-11-20	Citibank N.A.	9	—
U.S. Dollar	975	Egypt Pound	16,190	8-26-20	Citibank N.A.	14	—
U.S. Dollar	635	Polish Zloty	2,516	8-31-20	Citibank N.A.	1	—
U.S. Dollar	651	South African Rand	11,500	9-1-20	Citibank N.A.	7	—
Egypt Pound	4,460	U.S. Dollar	254	9-10-20	Citibank N.A.	—	17
U.S. Dollar	310	Egypt Pound	5,190	9-10-20	Citibank N.A.	6	—
Philippine Peso	12,897	U.S. Dollar	257	9-11-20	Citibank N.A.	—	1

Russian Ruble	33,062	U.S. Dollar	469	9-16-20	Citibank N.A.	9	—
Turkish New Lira	2,210	U.S. Dollar	305	11-16-20	Citibank N.A.	—	3
U.S. Dollar	624	Egypt Pound	10,700	12-16-20	Citibank N.A.	10	—
U.S. Dollar	290	Egyptian Pound	5,310	7-15-20	Deutsche Bank AG	38	—
Euro	560	U.S. Dollar	607	7-1-20	Goldman Sachs International	—	22
U.S. Dollar	1,283	Polish Zloty	5,380	7-1-20	Goldman Sachs International	77	—
Brazilian Real	8,634	U.S. Dollar	1,710	7-2-20	Goldman Sachs International	123	—
U.S. Dollar	2,902	Brazilian Real	15,463	7-2-20	Goldman Sachs International	—	57
U.S. Dollar	1,850	Chinese Yuan Renminbi Offshore	13,083	7-2-20	Goldman Sachs International	—*	—
U.S. Dollar	614	South African Rand	11,500	7-2-20	Goldman Sachs International	49	—
Russian Ruble	7,183	U.S. Dollar	90	7-3-20	Goldman Sachs International	—	11
U.S. Dollar	1,395	Hungarian Forint	437,844	7-3-20	Goldman Sachs International	—	7
Peruvian New Sol	2,609	U.S. Dollar	758	7-6-20	Goldman Sachs International	21	—
Russian Ruble	46,500	cu	670	7-7-20	Goldman Sachs International	17	—
Russian Ruble	133,100	U.S. Dollar	1,884	7-7-20	Goldman Sachs International	14	—
U.S. Dollar	2,520	Russian Ruble	184,700	7-7-20	Goldman Sachs International	74	—
Czech Koruna	15,900	Euro	578	7-8-20	Goldman Sachs International	—	21
Euro	588	Czech Koruna	16,300	7-8-20	Goldman Sachs International	26	—
Romanian Leu	952	U.S. Dollar	221	7-8-20	Goldman Sachs International	—	—*
Russian Ruble	105,496	U.S. Dollar	1,369	7-8-20	Goldman Sachs International	—	112
South African Rand	4,586	U.S. Dollar	248	7-8-20	Goldman Sachs International	—	16
U.S. Dollar	236	Romanian Leu	1,010	7-8-20	Goldman Sachs International	—	1
U.S. Dollar	1,825	Russian Ruble	131,348	7-8-20	Goldman Sachs International	20	—
U.S. Dollar	603	South African Rand	10,282	7-8-20	Goldman Sachs International	—	11
Chinese Yuan Renminbi Offshore	15,050	U.S. Dollar	2,114	7-9-20	Goldman Sachs International	—	13
South African Rand	23,900	U.S. Dollar	1,294	7-9-20	Goldman Sachs International	—	82
U.S. Dollar	676	Indian Rupee	51,200	7-9-20	Goldman Sachs International	1	—
U.S. Dollar	977	Malaysian Ringgit	4,180	7-9-20	Goldman Sachs International	—	2
U.S. Dollar	1,250	South African Rand	23,300	7-9-20	Goldman Sachs International	91	—
U.S. Dollar	55	Thai Baht	1,700	7-9-20	Goldman Sachs International	—*	—
Chinese Yuan Renminbi Offshore	5,958	U.S. Dollar	830	7-10-20	Goldman Sachs International	—	12
Polish Zloty	4,016	U.S. Dollar	946	7-10-20	Goldman Sachs International	—	69
U.S. Dollar	449	Malaysian Ringgit	1,919	7-13-20	Goldman Sachs International	—	2
South African Rand	6,546	U.S. Dollar	355	7-14-20	Goldman Sachs International	—	22
U.S. Dollar	542	Mexican Peso	13,074	7-14-20	Goldman Sachs International	26	—
U.S. Dollar	143	Peruvian New Sol	490	7-14-20	Goldman Sachs International	—	4
Chilean Peso	517,000	U.S. Dollar	659	7-15-20	Goldman Sachs International	30	—
U.S. Dollar	645	Chilean Peso	515,000	7-15-20	Goldman Sachs International	—	18
Canadian Dollar	1,710	U.S. Dollar	1,227	7-16-20	Goldman Sachs International	—	32
Indonesian Rupiah	11,290,000	U.S. Dollar	788	7-16-20	Goldman Sachs International	6	—
U.S. Dollar	667	Czech Koruna	15,700	7-16-20	Goldman Sachs International	—	5
U.S. Dollar	350	Indonesian Rupiah	5,000,000	7-16-20	Goldman Sachs International	—	4
U.S. Dollar	685	Malaysian Ringgit	2,930	7-16-20	Goldman Sachs International	—	2
U.S. Dollar	1,329	Russian Ruble	92,800	7-16-20	Goldman Sachs International	—	28
U.S. Dollar	288	Colombian Peso	1,070,000	7-17-20	Goldman Sachs International	—	4
U.S. Dollar	668	South African Rand	11,400	7-17-20	Goldman Sachs International	—	12
U.S. Dollar	932	Thai Baht	29,053	7-17-20	Goldman Sachs International	8	—
Israeli Shekel	4,600	U.S. Dollar	1,288	7-20-20	Goldman Sachs International	—	41
U.S. Dollar	1,260	Chilean Peso	1,034,000	7-20-20	Goldman Sachs International	—	1
Colombian Peso	1,400,000	U.S. Dollar	364	7-21-20	Goldman Sachs International	—	8
U.S. Dollar	317	Indian Rupee	24,200	7-21-20	Goldman Sachs International	2	—
Chilean Peso	512,000	U.S. Dollar	618	7-22-20	Goldman Sachs International	—	6
South African Rand	8,546	U.S. Dollar	494	7-22-20	Goldman Sachs International	2	—
Turkish New Lira	4,380	U.S. Dollar	606	7-22-20	Goldman Sachs International	—	31
U.S. Dollar	644	Euro	570	7-22-20	Goldman Sachs International	—	3
Indonesian Rupiah	13,149,040	U.S. Dollar	922	7-27-20	Goldman Sachs International	18	—
U.S. Dollar	232	Mexican Peso	5,176	7-27-20	Goldman Sachs International	—	8
Mexican Peso	28,870	U.S. Dollar	1,234	7-28-20	Goldman Sachs International	—	16
U.S. Dollar	327	Mexican Peso	7,329	7-28-20	Goldman Sachs International	—	10
Czech Koruna	3,691	U.S. Dollar	148	7-30-20	Goldman Sachs International	—	8
Chinese Yuan Renminbi Offshore	13,083	U.S. Dollar	1,847	8-3-20	Goldman Sachs International	—	—*
Brazilian Real	206	U.S. Dollar	38	8-4-20	Goldman Sachs International	—	—*
Colombian Peso	1,070,000	U.S. Dollar	265	8-4-20	Goldman Sachs International	—	19
U.S. Dollar	329	Colombian Peso	1,230,000	8-4-20	Goldman Sachs International	—	3
Mexican Peso	4,800	U.S. Dollar	194	8-5-20	Goldman Sachs International	—	14
U.S. Dollar	8,736	Mexican Peso	194,605	8-5-20	Goldman Sachs International	—	311

Mexican Peso	9,012	U.S. Dollar	366	8-6-20	Goldman Sachs International	—	25
Turkish New Lira	2,210	U.S. Dollar	299	8-7-20	Goldman Sachs International	—	20
Egypt Pound	21,180	U.S. Dollar	1,292	8-26-20	Goldman Sachs International	—	2
Russian Ruble	91,614	U.S. Dollar	1,275	8-26-20	Goldman Sachs International	—	3
U.S. Dollar	443	Russian Ruble	31,862	8-26-20	Goldman Sachs International	1	—
U.S. Dollar	266	Egypt Pound	4,460	9-10-20	Goldman Sachs International	5	—
Russian Ruble	106,497	U.S. Dollar	1,511	9-16-20	Goldman Sachs International	30	—
Mexican Peso	10,851	U.S. Dollar	489	9-17-20	Goldman Sachs International	22	—
Russian Ruble	12,600	U.S. Dollar	180	9-23-20	Goldman Sachs International	4	—
Euro	1,750	U.S. Dollar	1,905	7-1-20	JPMorgan Securities LLC	—	61
Japanese Yen	69,000	U.S. Dollar	633	7-1-20	JPMorgan Securities LLC	—	6
U.S. Dollar	2,569	Euro	2,330	7-1-20	JPMorgan Securities LLC	49	—
U.S. Dollar	1,943	Japanese Yen	209,000	7-1-20	JPMorgan Securities LLC	—	8
U.S. Dollar	329	Indian Rupee	24,900	7-3-20	JPMorgan Securities LLC	1	—
Peruvian New Sol	789	U.S. Dollar	230	7-6-20	JPMorgan Securities LLC	7	—
South African Rand	4,900	U.S. Dollar	282	7-8-20	JPMorgan Securities LLC	—	—*
South African Rand	11,300	U.S. Dollar	603	7-9-20	JPMorgan Securities LLC	—	48
U.S. Dollar	650	South African Rand	11,900	7-9-20	JPMorgan Securities LLC	35	—
Czech Koruna	7,666	U.S. Dollar	302	7-10-20	JPMorgan Securities LLC	—	21
U.S. Dollar	810	Czech Koruna	20,574	7-10-20	JPMorgan Securities LLC	57	—
Canadian Dollar	2,610	U.S. Dollar	1,865	7-13-20	JPMorgan Securities LLC	—	58
U.S. Dollar	1,849	Canadian Dollar	2,610	7-13-20	JPMorgan Securities LLC	74	—
Peruvian New Sol	1,299	U.S. Dollar	377	7-14-20	JPMorgan Securities LLC	11	—
U.S. Dollar	319	Mexican Peso	7,366	7-14-20	JPMorgan Securities LLC	1	—
Canadian Dollar	2,700	U.S. Dollar	1,920	7-16-20	JPMorgan Securities LLC	—	70
Indonesian Rupiah	2,300,000	U.S. Dollar	161	7-16-20	JPMorgan Securities LLC	2	—
Peruvian New Sol	480	U.S. Dollar	137	7-16-20	JPMorgan Securities LLC	2	—
U.S. Dollar	1,937	Canadian Dollar	2,700	7-16-20	JPMorgan Securities LLC	51	—
U.S. Dollar	650	Peruvian New Sol	2,235	7-16-20	JPMorgan Securities LLC	—	19
U.S. Dollar	200	Colombian Peso	750,000	7-17-20	JPMorgan Securities LLC	—	1
U.S. Dollar	305	Indian Rupee	23,300	7-21-20	JPMorgan Securities LLC	2	—
Hungarian Forint	1,029,391	Euro	2,931	7-22-20	JPMorgan Securities LLC	29	—
Japanese Yen	137,000	U.S. Dollar	1,271	7-22-20	JPMorgan Securities LLC	2	—
U.S. Dollar	3,661	Euro	3,250	7-22-20	JPMorgan Securities LLC	—	8
U.S. Dollar	232	South African Rand	4,405	7-22-20	JPMorgan Securities LLC	21	—
U.S. Dollar	946	Turkish New Lira	6,530	7-22-20	JPMorgan Securities LLC	2	—
South Korean Won	55,000	U.S. Dollar	46	7-29-20	JPMorgan Securities LLC	—*	—
U.S. Dollar	667	Colombian Peso	2,500,000	8-5-20	JPMorgan Securities LLC	—	4
Turkish New Lira	350	U.S. Dollar	48	8-7-20	JPMorgan Securities LLC	—	3
Russian Ruble	27,786	U.S. Dollar	374	8-10-20	JPMorgan Securities LLC	—	15
Euro	880	Hungarian Forint	310,247	8-11-20	JPMorgan Securities LLC	—	6
U.S. Dollar	302	Egypt Pound	4,990	8-26-20	JPMorgan Securities LLC	3	—
Egypt Pound	5,190	U.S. Dollar	306	9-10-20	JPMorgan Securities LLC	—	10
Euro	5,863	Hungarian Forint	2,072,119	9-30-20	JPMorgan Securities LLC	—	28
Turkish New Lira	6,530	U.S. Dollar	906	11-16-20	JPMorgan Securities LLC	—	4
Hungarian Forint	520,779	Euro	1,466	3-30-21	JPMorgan Securities LLC	1	—
Polish Zloty	15,417	U.S. Dollar	3,881	7-1-20	Morgan Stanley International	—	16
U.S. Dollar	4,341	Polish Zloty	17,127	7-1-20	Morgan Stanley International	—	12
South African Rand	11,700	U.S. Dollar	650	7-2-20	Morgan Stanley International	—	24
U.S. Dollar	221	South African Rand	3,838	7-3-20	Morgan Stanley International	—*	—
U.S. Dollar	136	Malaysian Ringgit	590	7-6-20	Morgan Stanley International	2	—
U.S. Dollar	851	Chinese Yuan Renminbi	6,100	7-9-20	Morgan Stanley International	12	—
U.S. Dollar	3,881	Polish Zloty	15,417	7-10-20	Morgan Stanley International	16	—
Israeli Shekel	2,400	U.S. Dollar	670	7-20-20	Morgan Stanley International	—	23
U.S. Dollar	1,816	Israeli Shekel	6,400	7-20-20	Morgan Stanley International	33	—
South African Rand	1,811	U.S. Dollar	97	7-22-20	Morgan Stanley International	—	7
U.S. Dollar	170	South African Rand	3,211	7-22-20	Morgan Stanley International	15	—
Colombian Peso	321,375	U.S. Dollar	82	8-5-20	Morgan Stanley International	—	3
South African Rand	11,600	U.S. Dollar	658	9-1-20	Morgan Stanley International	—	6
Hungarian Forint	1,069,227	Euro	2,932	9-30-20	Morgan Stanley International	—	91
						$1,963	$2,452

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	Short	9	9-21-20	900	$(1,607)	$(24)
U.S. 10-Year Treasury Note	Short	6	9-30-20	600	(835)	(12)
					$(2,442)	$(36)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2020:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Receive	1-Day Brazil Interbank Deposit Rate	3.965%	1/3/2022	BRL1,214	$(1)	$—	$(1)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.490%	9/18/2024	MXN3,236	22	—	22
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.720%	9/18/2024	3,315	35	—	35
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.475%	9/20/2024	2,045	14	—	14
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.650%	9/6/2029	333	—*	—	—*
Pay	3-Month Colombia Overnight Interbank Reference Rate	3.555%	12/16/2025	COP1,279	(13)	—	(13)
Receive	3-Month Johannesburg Interbank Agreed Rate	4.480%	12/17/2022	ZAR1,897	(22)	—	(22)
Pay	3-Month Johannesburg Interbank Agreed Rate	5.440%	12/16/2025	1,774	(5)	—	(5)
Pay	3-Month Johannesburg Interbank Agreed Rate	7.480%	12/17/2030	747	7	—	7
Pay	6-Month EURIBOR	(0.326)%	12/16/2025	EUR2,541	2	—	2
Receive	6-Month EURIBOR	0.083%	12/16/2050	437	(24)	—	(24)
Receive	6-Month Prague Interbank Offered Rate	0.700%	12/16/2025	CZK1,358	(11)	—	(11)
Receive	6-Month Prague Interbank Offered Rate	0.670%	12/16/2025	1,098	(8)	—	(8)
Pay	6-Month Thai Baht Interest Rate Fixing Rate	0.756%	5/18/2025	THB902	—*	—	—*
Pay	6-Month Thai Baht Interest Rate Fixing Rate	0.760%	5/19/2025	624	1	—	1
Receive	6-Month Warsaw Interbank Offered Rate	1.267%	9/17/2030	PLN1,203	(2)	—	(2)
Receive	6-Month Warsaw Interbank Offered Rate	1.130%	9/17/2030	1,168	5	—	5
Receive	6-Month Warsaw Interbank Offered Rate	1.212%	9/17/2030	1,497	1	—	1
Pay	7-Day China Fixing Repo Rates	2.495%	2/4/2023	CNY1,472	11	—	11
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	4.360%	12/15/2021	MXN2,720	3	—	3
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.853%	9/15/2022	969	41	—	41
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.198%	9/11/2025	3,264	255	—	255
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	5.455%	9/9/2027	647	4	—	4
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.420%	9/9/2027	2,347	204	—	204
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.475%	9/5/2030	749	64	—	64
Pay	3-Month Johannesburg Interbank Agreed Rate	5.950%	12/21/2024	ZAR2,007	(8)	—	(8)
Pay	3-Month Johannesburg Interbank Agreed Rate	5.510%	12/17/2025	479	—*	—	—*
Pay	3-Month LIBOR	0.403%	12/16/2025	$2,652	5	—	5
Pay	3-Month LIBOR	0.765%	12/16/2025	1,349	25	—	25

Receive	3-Month LIBOR	1.010%	12/16/2050	249	(4)	—	(4)
Receive	3-Month LIBOR	0.988%	12/16/2050	561	(6)	—	(6)
Receive	6-Month Budapest Interbank Offered Rate	1.800%	9/16/2030	HUF262	(11)	—	(11)
Receive	6-Month Budapest Interbank Offered Rate	1.395%	9/16/2030	211	(1)	—	(1)
Receive	6-Month Budapest Interbank Offered Rate	1.580%	9/16/2030	151	(3)	—	(3)
Receive	6-Month Prague Interbank Offered Rate	0.534%	12/16/2025	CZK1,379	(1)	—	(1)
Pay	6-Month Warsaw Interbank Offered Rate	0.830%	9/16/2023	PLN1,088	14	—	14
Pay	6-Month Warsaw Interbank Offered Rate	0.730%	9/16/2024	2,289	21	—	21
Pay	6-Month Warsaw Interbank Offered Rate	0.991%	9/16/2025	742	14	—	14
Receive	6-Month Warsaw Interbank Offered Rate	0.707%	12/16/2025	703	(3)	—	(3)
Pay	6-Month Warsaw Interbank Offered Rate	1.160%	9/16/2030	354	8	—	8
Pay	7-Day China Fixing Repo Rates	2.475%	2/4/2023	CNY646	5	—	5
Receive	6-Month Budapest Interbank Offered Rate	2.065%	12/16/2030	HUF476	(26)	—	(26)
					$612	$—	$612

The following over the counter interest rate swap agreements were outstanding at June 30, 2020:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR1,131	$63	$—	$63
Citibank N.A.	Pay	3-Month Kuala Lumpur Interbank Offered Rate	2.420%	3/18/2022	MYR2,113	12	—	12
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	2.540%	3/18/2025	848	(10)	—	(10)
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	2.600%	7/5/2022	CNY1,560	16	—	16
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023	INR445	(21)	—	(21)
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.629%	7/5/2022	CNY1,561	17	—	17
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020	INR1,594	(3)	—	(3)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020	722	(3)	—	(3)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR202	7	—	7
Morgan Stanley & Co. International plc	Pay	3-Month Kuala Lumpur Interbank Offered Rate	3.205%	1/9/2022	MYR2,458	23	—	23
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.340%	1/9/2030	602	(24)	—	(24)
Morgan Stanley & Co. International plc	Pay	6-Month LIBOR	7.400%	4/24/2024	IDR924	27	—	27
						$104	$—	$104

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$2	$—	$—
Corporate Debt Securities	—	262	—
Other Government Securities	—	86,816	—
Short-Term Securities	9,905	1,071	—
Total	$9,907	$88,149	$—
Centrally Cleared Credit Default Swaps	$13	$—	$—
Over the Counter Credit Default Swaps	$—	$33	$—
Forward Foreign Currency Contracts	$—	$1,963	$—
Centrally Cleared Interest Rate Swaps	$—	$761	$—
Over the Counter Interest Rate Swaps	$—	$165	$—

Liabilities
Centrally Cleared Credit Default Swaps	$23	$4	$—
Over the Counter Credit Default Swaps	$—	$37	$—
Forward Foreign Currency Contracts	$—	$2,452	$—
Futures Contracts	$36	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$149	$—
Over the Counter Interest Rate Swaps	$—	$61	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$100,415

Gross unrealized appreciation	2,991
Gross unrealized depreciation	(5,350)

Net unrealized depreciation	$(2,359)